Finance costs, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance costs, net
Interest expense - long-term debt	$ 3,217	$ 6,342
Interest expense - lease obligation	95	81
Interest income - other	(1,899)	(750)
Total finance costs, net	$ 1,413	$ 5,673